Debt - Schedule of Aggregate Contractual Principal Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 31
2024	83
2025	325
2026	25
2027	25
Thereafter	2,331
Total payments	$ 2,820